UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 95.6%
Biotechnology — 2.0%
353,487	Amgen, Inc.*	$23,892,186

Brokers — 3.3%
339,413	Lehman Brothers Holdings, Inc.	22,608,300
234,051	Merrill Lynch & Co., Inc.	16,947,633

		39,555,933

Chemical — 0.7%
165,931	Rohm & Haas Co.	8,364,582

Computer Hardware — 4.2%
1,207,812	Cisco Systems, Inc.*	23,769,740
395,111	Hewlett-Packard Co.	12,793,694
595,984	Seagate Technology*	13,916,227

		50,479,661

Computer Software — 3.2%
1,098,686	Activision, Inc.*	14,359,826
513,794	Microsoft Corp.	11,637,434
865,551	Oracle Corp.*	12,308,135

		38,305,395

Defense/Aerospace — 1.9%
208,418	General Dynamics Corp.	13,263,722
111,910	The Boeing Co.	9,316,507

		22,580,229

Diversified Energy — 2.7%
1,442,955	The Williams Companies, Inc.	32,610,783

Drugs — 4.5%
370,774	Abbott Laboratories	15,832,050
1,622,780	Pfizer, Inc.	38,394,975

		54,227,025

Electric Utilities — 5.5%
516,131	Entergy Corp.	36,185,945
397,681	Exelon Corp.	22,512,721
144,293	FirstEnergy Corp.	7,563,839

		66,262,505

Energy Resources — 10.1%
596,686	ConocoPhillips	37,764,257
568,539	EOG Resources, Inc.	37,330,271
768,199	Exxon Mobil Corp.	46,791,001

		121,885,529

Financial Technology — 1.0%
266,808	First Data Corp.	12,302,517

Food & Beverage — 0.7%
241,508	Kraft Foods, Inc.(a)	7,993,915

Health Insurance — 0.8%
136,299	WellPoint, Inc.*	9,756,283

Shares	Description	Value
Common Stocks — (continued)
Home Products — 1.6%
735,914	Newell Rubbermaid, Inc.	$19,472,285

Hotel & Leisure — 2.1%
336,498	Harrah’s Entertainment, Inc.	25,587,308

Large Banks — 13.2%
922,740	Bank of America Corp.	44,660,616
630,324	Citigroup, Inc.	31,074,973
1,306,590	J.P. Morgan Chase & Co.	55,712,998
408,923	Wells Fargo & Co.	27,140,219

		158,588,806

Media — 6.4%
851,567	Comcast Corp.*	27,360,848
682,629	The Walt Disney Co.	20,820,184
1,667,453	Time Warner, Inc.	28,696,866

		76,877,898

Medical Products — 2.7%
865,002	Baxter International, Inc.	32,610,575

Motor Vehicle — 1.3%
276,967	Autoliv, Inc.	15,399,365

Oil Services — 3.6%
304,809	Baker Hughes, Inc.	26,305,017
473,292	BJ Services Co.	17,346,152

		43,651,169

Paper & Packaging — 1.2%
177,000	International Paper Co.	6,014,460
401,061	Packaging Corp. of America	8,542,599

		14,557,059

Parts & Equipment — 3.5%
364,701	American Standard Companies, Inc.	15,496,145
419,859	United Technologies Corp.	26,249,585

		41,745,730

Property Insurance — 4.6%
297,844	American International Group, Inc.	18,108,915
129,404	Everest Re Group Ltd.	11,562,248
133,329	PartnerRe Ltd.	8,189,067
80,887	RenaissanceRe Holdings Ltd. Series B	3,643,959
220,686	XL Capital Ltd.	13,965,010

		55,469,199

Regional Banks — 1.0%
169,606	KeyCorp	6,058,326
53,030	M&T Bank Corp.	6,103,753

		12,162,079

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
REITs — 1.3%
241,644	Apartment Investment & Management Co.	$10,451,103
127,827	iStar Financial, Inc.	4,867,652

		15,318,755

Restaurants — 1.7%
602,848	McDonald’s Corp.	19,996,468

Retail Apparel — 2.4%
484,395	J. C. Penney Co., Inc.	29,431,840

Specialty Financials — 3.7%
327,872	Countrywide Financial Corp.	12,550,940
701,488	Washington Mutual, Inc.	32,205,314

		44,756,254

Telecom Equipment — 2.2%
1,271,371	Motorola, Inc.	26,813,214

Tobacco — 2.1%
347,508	Altria Group, Inc.	25,142,204

Transports — 0.4%
311,436	Southwest Airlines Co.	5,014,120

TOTAL COMMON STOCKS		$1,150,810,871

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 4.1%
Joint Repurchase Agreement Account II
$49,800,000	5.04%	06/01/2006	$49,800,000
Maturity Value: $49,806,979

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,200,610,871

Shares	Description	Value

Securities Lending Collateral — 0.5%
5,695,000	Boston Global Investment Trust — Enhanced Portfolio	$5,695,000

TOTAL INVESTMENTS — 100.2%		$1,206,305,871

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,946,773)

NET ASSETS -- 100.0%		$1,204,359,098

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Fund and BGA receive compensation relating to the lending of the Funds’ securities. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhance Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $49,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/01/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,112,826,569

Gross unrealized gain	111,655,510
Gross unrealized loss	(18,176,208)

Net unrealized security gain	$93,479,302

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Biotechnology — 0.4%
71,165	Amgen, Inc.*	$4,810,042

Brokers — 3.3%
299,266	Lehman Brothers Holdings, Inc.	19,934,108
70,771	Merrill Lynch & Co., Inc.	5,124,528
178,325	Morgan Stanley	10,631,737

		35,690,373

Chemical — 1.1%
229,998	Rohm & Haas Co.(a)	11,594,199

Computer Hardware — 2.3%
727,092	Cisco Systems, Inc.*	14,309,171
340,535	Hewlett-Packard Co.	11,026,523

		25,335,694

Computer Software — 1.9%
755,091	Activision, Inc.*	9,869,039
469,114	Microsoft Corp.	10,625,432

		20,494,471

Defense/Aerospace — 1.4%
193,382	General Dynamics Corp.	12,306,830
32,400	The Boeing Co.	2,697,300

		15,004,130

Diversified Energy — 1.8%
869,150	The Williams Companies, Inc.	19,642,790

Drugs — 5.3%
349,681	Abbott Laboratories	14,931,379
1,832,932	Pfizer, Inc.	43,367,171

		58,298,550

Electric Utilities — 7.4%
31,932	Dominion Resources, Inc.	2,317,625
62,605	Edison International	2,456,620
472,386	Entergy Corp.	33,118,982
356,294	Exelon Corp.	20,169,803
130,085	FirstEnergy Corp.	6,819,056
550,931	PPL Corp.	16,401,216

		81,283,302

Energy Resources — 8.8%
522,777	ConocoPhillips	33,086,556
157,090	EOG Resources, Inc.	10,314,530
872,265	Exxon Mobil Corp.	53,129,661

		96,530,747

Energy-Master Limited Partnership — 3.9%
270,061	Energy Transfer Partners LP	12,217,560
622,324	Enterprise Products Partners LP	15,682,565

Shares	Description	Value
Common Stocks — (continued)
Energy-Master Limited Partnership — (continued)
311,315	Magellan Midstream Partners LP	$10,783,951
131,234	Williams Partners LP	4,530,198

		43,214,274

Environmental & Other Services — 1.2%
372,011	Waste Management, Inc.	13,623,043

Financial Technology — 0.8%
181,126	First Data Corp.	8,351,720

Food & Beverage — 1.8%
271,571	Kraft Foods, Inc.	8,989,000
460,128	Unilever NV	10,412,697

		19,401,697

Home Products — 2.0%
663,438	Newell Rubbermaid, Inc.	17,554,570
75,358	The Clorox Co.	4,761,872

		22,316,442

Large Banks — 14.4%
1,066,685	Bank of America Corp.	51,627,554
631,128	Citigroup, Inc.(a)	31,114,610
1,103,276	J.P. Morgan Chase & Co.	47,043,689
420,303	Wells Fargo & Co.	27,895,510

		157,681,363

Media — 3.6%
390,118	Comcast Corp.*	12,534,492
475,346	The Walt Disney Co.	14,498,053
715,844	Time Warner, Inc.	12,319,675

		39,352,220

Medical Products — 1.4%
417,719	Baxter International, Inc.	15,748,006

Motor Vehicle — 0.7%
141,020	Autoliv, Inc.	7,840,712

Oil Services — 1.4%
105,691	Baker Hughes, Inc.	9,121,133
180,904	BJ Services Co.	6,630,132

		15,751,265

Paper & Packaging — 2.5%
107,700	International Paper Co.	3,659,646
702,726	Packaging Corp. of America	14,968,064
239,713	Plum Creek Timber Co., Inc.	8,569,740

		27,197,450

Parts & Equipment — 2.7%
201,948	American Standard Companies, Inc.	8,580,770

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Parts & Equipment — (continued)
342,117	United Technologies Corp.	$21,389,155

		29,969,925

Property Insurance — 4.0%
154,646	American International Group, Inc.	9,402,477
193,289	PartnerRe Ltd.	11,871,810
224,255	The Allstate Corp.	12,336,267
153,320	XL Capital Ltd.(a)	9,702,090

		43,312,644

Regional Banks — 2.0%
487,045	KeyCorp	17,397,248
38,124	M&T Bank Corp.	4,388,072

		21,785,320

REITs — 4.5%
232,381	Apartment Investment & Management Co.	10,050,478
449,700	CapitalSource, Inc.	10,545,465
216,115	Developers Diversified Realty Corp.	11,054,282
460,895	iStar Financial, Inc.	17,550,882

		49,201,107

Restaurants — 1.7%
550,579	McDonald’s Corp.	18,262,705

Retail Apparel — 2.8%
511,208	J. C. Penney Co., Inc.	31,060,998

Specialty Financials — 7.3%
251,690	AllianceBernstein Holding LP	16,430,323
294,885	American Capital Strategies Ltd.(a)	10,099,811
456,314	Apollo Investment Corp.	8,688,219
275,240	Countrywide Financial Corp.	10,536,187
756,399	Washington Mutual, Inc.	34,726,278

		80,480,818

Telecom Equipment — 1.2%
596,103	Motorola, Inc.	12,571,812

Telephone — 1.8%
623,888	Verizon Communications, Inc.	19,471,545

Tobacco — 2.0%
309,717	Altria Group, Inc.	22,408,025

Transports — 0.5%
71,436	United Parcel Service, Inc. Class B	5,754,170

TOTAL COMMON STOCKS
		$1,073,441,559

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.6%
Joint Repurchase Agreement Account II
$17,900,000	5.04%	06/01/2006	$17,900,000
Maturity Value: $17,902,508

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,091,341,559

Shares	Description	Value
Securities Lending Collateral — 3.5%
37,849,025	Boston Global Investment Trust — Enhanced Portfolio	$37,849,025

TOTAL INVESTMENTS — 103.0%
		$1,129,190,584

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(32,699,601)

NET ASSETS — 100.0%		$1,096,490,983

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

• Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Fund and BGA receive compensation relating to the lending of the Funds’ securities. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhance Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $17,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/01/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,023,808,728

Gross unrealized gain	127,244,518
Gross unrealized loss	(21,862,662)

Net unrealized security gain	$105,381,856

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Biotechnology — 1.1%
1,912,680	MedImmune, Inc.*	$60,861,478

Brokers — 2.1%
884,405	The Bear Stearns Companies, Inc.	118,289,169

Chemical — 1.4%
503,899	Ashland, Inc.	31,493,687
999,217	Rohm & Haas Co.(a)	50,370,529

		81,864,216

Computer Hardware — 3.9%
868,540	Amphenol Corp.	48,247,397
1,005,684	Ingram Micro, Inc.*	17,358,106
2,527,431	Seagate Technology*(a)	59,015,514
1,098,183	Tessera Technologies, Inc.*	31,012,688
1,898,294	Zebra Technologies Corp.*	67,028,761

		222,662,466

Computer Software — 1.5%
5,998,593	Activision, Inc.*	78,401,611
682,803	Wind River Systems, Inc.*	6,452,488

		84,854,099

Construction — 1.4%
1,686,912	Lennar Corp.	80,819,954

Consumer Durables — 1.7%
1,313,774	Mohawk Industries, Inc.*	96,825,144

Defense/Aerospace — 1.9%
664,573	Alliant Techsystems, Inc.*	51,876,568
1,057,154	Rockwell Collins, Inc.	57,720,609

		109,597,177

Diversified Energy — 3.1%
4,370,560	The Williams Companies, Inc.	98,774,656
1,588,831	Western Gas Resources, Inc.	77,868,607

		176,643,263

Drugs — 2.4%
1,693,877	Charles River Laboratories International, Inc.*	67,822,835
2,710,095	IMS Health, Inc.	73,118,363

		140,941,198

Electric Utilities — 11.7%
767,735	CMS Energy Corp.*	9,857,717
1,934,540	DPL, Inc.	51,845,672
2,634,624	Edison International	103,382,646
2,090,597	Entergy Corp.	146,571,756
693,186	FirstEnergy Corp.	36,336,810
1,172,787	Northeast Utilities	23,725,481
3,060,382	PG&E Corp.	121,435,958
4,007,142	PPL Corp.	119,292,617

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
215,183	Public Service Enterprise Group, Inc.	$13,713,613
1,134,231	Wisconsin Energy Corp.	45,221,790

		671,384,060

Energy Resources — 5.6%
1,837,047	EOG Resources, Inc.	120,620,506
5,582,255	Range Resources Corp.	144,580,405
956,446	Ultra Petroleum Corp.*	55,043,467

		320,244,378

Environmental & Other Services — 1.3%
2,090,394	Allied Waste Industries, Inc.*	24,938,400
1,230,530	Republic Services, Inc.	50,205,624

		75,144,024

Food & Beverage — 2.0%
670,005	Archer-Daniels-Midland Co.	27,852,108
936,631	Pepsi Bottling Group, Inc.	29,354,015
1,991,281	Smithfield Foods, Inc.*	55,377,525

		112,583,648

Gas Utilities — 1.3%
2,091,286	AGL Resources, Inc.	76,478,329

Health Insurance — 2.0%
973,467	Coventry Health Care, Inc.*	50,863,651
1,530,162	Health Net, Inc.*	65,827,569

		116,691,220

Home Products — 2.8%
3,265,839	Newell Rubbermaid, Inc.	86,414,100
1,151,323	The Clorox Co.	72,752,100

		159,166,200

Hotel & Leisure — 2.3%
1,779,297	Harrah’s Entertainment, Inc.(a)	135,297,744

Information Services — 1.5%
7,918,236	BearingPoint, Inc.*(a)	63,583,435
3,487,930	Unisys Corp.*	22,950,580

		86,534,015

Life Insurance — 2.1%
662,603	Assurant, Inc.	32,388,035
1,032,222	Lincoln National Corp.	57,990,232
522,388	Torchmark Corp.	30,758,205

		121,136,472

Media — 0.9%
1,000,511	Lamar Advertising Co.*	54,547,860

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Medical Providers — 0.5%
1,648,773	Apria Healthcare Group, Inc.*	$31,656,442

Mining — 1.9%
530,163	Allegheny Technologies, Inc.	33,734,272
299,347	Carpenter Technology Corp.	33,466,994
1,757,292	Commercial Metals Co.	43,246,956

		110,448,222

Motor Vehicle — 0.6%
661,344	Autoliv, Inc.	36,770,726

Oil Services — 2.1%
1,889,761	BJ Services Co.	69,259,741
1,126,315	Grant Prideco, Inc.*	54,108,172

		123,367,913

Paper & Packaging — 2.9%
1,609,958	MeadWestvaco Corp.	44,112,849
2,383,208	Packaging Corp. of America	50,762,330
2,038,793	Plum Creek Timber Co., Inc.	72,886,850

		167,762,029

Parts & Equipment — 3.4%
2,128,239	American Standard Companies, Inc.	90,428,875
540,744	Carlisle Cos., Inc.	43,908,413
681,254	Cooper Industries Ltd.	60,672,481

		195,009,769

Property Insurance — 6.4%
1,707,517	AMBAC Financial Group, Inc.	136,857,487
799,795	Everest Re Group Ltd.	71,461,683
1,017,318	PartnerRe Ltd.	62,483,672
1,066,316	RenaissanceRe Holdings Ltd. Series B	48,037,536
1,070,106	The PMI Group, Inc.	48,689,823

		367,530,201

Publishing — 0.7%
1,220,799	Dow Jones & Co., Inc.(a)	42,215,229

Regional Banks — 5.4%
424,423	Commerce Bancshares, Inc.	21,946,913
862,884	FirstMerit Corp.	19,854,961
2,166,577	KeyCorp	77,390,131
816,831	M&T Bank Corp.	94,017,248
1,224,360	Zions Bancorp.	99,209,891

		312,419,144

Shares	Description	Value
Common Stocks — (continued)
REITs — 7.9%
2,530,941	Apartment Investment & Management Co.	$109,463,198
428,283	Brandywine Realty Trust	12,428,773
1,411,158	Developers Diversified Realty Corp.	72,180,732
1,769,847	Equity Office Properties Trust	59,555,352
729,759	Equity Residential Properites Trust(a)	32,182,372
1,015,987	Healthcare Realty Trust, Inc.	33,182,135
832,181	Home Properties of New York, Inc.	41,392,683
1,830,781	iStar Financial, Inc.	69,716,140
644,818	Liberty Property Trust	27,456,350

		457,557,735

Retail Apparel — 3.9%
2,745,089	J. C. Penney Co., Inc.	166,791,608
2,037,689	Ross Stores, Inc.	57,564,714

		224,356,322

Semiconductors — 0.5%
842,797	Freescale Semiconductor, Inc.*(a)	25,983,432

Specialty Financials — 1.8%
672,747	American Capital Strategies Ltd.(a)	23,041,584
1,074,882	CIT Group, Inc.	55,248,935
1,007,490	Eaton Vance Corp.(a)	26,718,635

		105,009,154

Telecom Equipment — 0.5%
1,747,411	ADC Telecommunications, Inc.*(a)	31,313,605

Telephone — 0.3%
418,967	Embarq Corp.*	17,458,355

Thrifts — 0.6%
2,495,719	Hudson City Bancorp, Inc.	34,166,393

Tobacco — 1.1%
595,922	Reynolds American, Inc.(a)	65,515,665

Transports — 2.2%
1,589,359	Norfolk Southern Corp.	83,854,581
393,110	Swift Transportation Co., Inc.*	11,258,671
790,721	Teekay Shipping Corp.(a)	29,454,357

		124,567,609

Trust/Processors — 1.1%
1,140,457	Northern Trust Corp.	63,774,355

TOTAL COMMON STOCKS		$5,639,448,414

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.7%
Joint Repurchase Agreement Account II
$152,800,000	5.04%	06/01/2006	$152,800,000
Maturity Value: $152,821,409

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$5,792,248,414

Shares	Description	Value
Securities Lending Collateral — 2.5%
144,290,575	Boston Global Investment Trust — Enhanced Portfolio	$144,290,575

TOTAL INVESTMENTS — 103.0%		$5,936,538,989

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(174,777,917)

NET ASSETS — 100.0%		$5,761,761,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

• Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Fund and BGA receive compensation relating to the lending of the Funds’ securities. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhance Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $152,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/01/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,355,077,825

Gross unrealized gain	695,135,014
Gross unrealized loss	(113,673,850)

Net unrealized security gain	$581,461,164

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Airlines — 0.8%
948,917	AirTran Holdings, Inc.*	$11,671,679
732,788	Frontier Airlines, Inc.*(a)	4,535,958

		16,207,637

Apartment REITs — 0.4%
303,531	American Campus Communities, Inc.	7,242,250

Banks — 10.9%
232,133	Alabama National BanCorporation	15,673,620
157,177	Alliance Bankshares Corp.*	2,954,928
211,699	Berkshire Hills Bancorp, Inc.	7,282,446
624,592	Brookline Bancorp, Inc.(a)	8,944,157
633,991	Cardinal Financial Corp.	7,709,330
306,436	Central Pacific Financial Corp.	11,022,503
669,853	Citizens Banking Corp.	17,844,884
1,380,289	First Niagara Financial Group, Inc.	19,448,272
123,888	First Oak Brook Bancshares, Inc.	4,545,451
267,011	IBERIABANK Corp.	16,258,269
18,293	Main Street Banks, Inc.	502,692
356,948	Midwest Banc Holdings, Inc.	7,956,371
413,833	Millennium Bankshares Corp.	3,724,497
183,769	Nexity Financial Corp.*	2,431,264
798,122	PFF Bancorp, Inc.	27,136,148
416,345	Placer Sierra Bancshares	10,004,770
141,402	Prosperity Bancshares, Inc.(a)	4,565,870
411,090	Signature Bank*	14,688,246
187,821	Southcoast Financial Corp.*	4,113,281
176,501	Sterling Bancorp.	3,256,440
46,900	Sun Bancorp, Inc.*	794,954
167,468	Texas United Bancshares, Inc.	4,019,232
610,891	The Bancorp, Inc.*	14,026,057
360,231	United Community Banks, Inc.	10,724,077

		219,627,759

Biotechnology — 0.4%
809,872	Medarex, Inc.*(a)	8,309,287

Brokers — 0.2%
311,652	Knight Capital Group, Inc.*	4,805,674

Chemical — 3.7%
450,398	Albemarle Corp.	21,619,104
134,829	American Vanguard Corp.(a)	2,552,313
163,557	Cabot Microelectronics Corp.*(a)	4,703,899
365,597	Minerals Technologies, Inc.	21,328,929
201,450	NuCo2, Inc.*	5,386,773
262,850	Penford Corp.	3,619,445

Shares	Description	Value
Common Stocks — (continued)
Chemical — (continued)
680,080	UAP Holding Corp.	$16,049,888

		75,260,351

Commercial Services — 1.1%
51,514	Angelica Corp.	989,584
110,065	iGATE Corp.*	661,491
427,185	Kanbay International, Inc.*	5,907,968
224,224	Providence Service Corp.*	6,993,547
235,325	School Specialty, Inc.*(a)	8,481,113

		23,033,703

Components/Distribution — 1.8%
100,176	Bell Microproducts, Inc.*	605,063
348,340	Checkpoint Systems, Inc.*	7,869,001
1,166,416	Insight Enterprises, Inc.*	21,158,786
109,081	ScanSource, Inc.*(a)	6,422,689

		36,055,539

Computer Hardware — 1.5%
1	Diodes, Inc.*	18
747,295	Emulex Corp.*	13,242,067
421,512	Hutchinson Technology, Inc.*(a)	9,791,724
285,929	Intermec, Inc.*	6,587,804

		29,621,613

Computer Software — 1.8%
318,390	FileNET Corp.*	8,294,060
2,091	Intergraph Corp.*	74,335
702,319	JDA Software Group, Inc.*	9,776,280
1,287,242	Lawson Software, Inc.*(a)	8,688,883
438,462	Parametric Technology Corp.*	5,849,083
156,713	SupportSoft, Inc.*	611,181
169,999	The Ultimate Software Group, Inc.*	3,857,277
1	Viisage Technology, Inc.*(a)	11

		37,151,110

Construction — 1.0%
128,031	Beazer Homes USA, Inc.(a)	6,369,542
245,043	Builders FirstSource, Inc.*	5,087,093
187,851	Champion Enterprises, Inc.*	2,235,427
260,084	Goodman Global, Inc.*	4,408,424
38,280	Trex Co., Inc.*(a)	1,039,302
90,643	WCI Communities, Inc.*(a)	1,920,725

		21,060,513

Consumer Durables — 0.9%
546,213	Select Comfort Corp.*(a)	17,893,938

Consumer Services — 0.1%
82,610	Matthews International Corp.	2,871,524

Defense/Aerospace — 1.8%
64,031	Aviall, Inc.*	3,019,062

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Defense/Aerospace — (continued)
214,427	Ducommun, Inc.*	$4,164,172
304,207	EDO Corp.(a)	7,961,097
728,631	MTC Technologies, Inc.*	20,197,651

		35,341,982

Diversified — 1.2%
2,807,866	GrafTech International Ltd.*	17,324,533
654,745	Lydall, Inc.*(b)	5,931,990

		23,256,523

Drugs — 0.2%
362,197	Salix Pharmaceuticals Ltd.*	4,375,340

Electric Utilities — 3.1%
102,424	Avista Corp.	2,278,934
53,492	CH Energy Group, Inc.	2,463,307
347,407	Cleco Corp.	7,715,910
347,890	Dynegy, Inc.*	1,836,859
1,173,237	El Paso Electric Co.*	22,620,009
53,794	MGE Energy, Inc.	1,664,386
750,825	Sierra Pacific Resources*(a)	10,398,926
113,469	Unisource Energy Corp.	3,438,111
483,096	Westar Energy, Inc.	10,294,776

		62,711,218

Electrical Equipment — 1.1%
285,804	Baldor Electric Co.	8,508,385
329,211	CyberOptics Corp.*	4,497,023
187,678	Franklin Electric Co., Inc.	9,817,436

		22,822,844

Energy Resources — 3.6%
395,057	Delta Petroleum Corp.*(a)	6,794,980
771,366	Parallel Petroleum Corp.*	18,651,630
74,808	Petroleum Development Corp.*	2,726,004
761,902	Range Resources Corp.	19,733,249
632,946	Whiting Petroleum Corp.*	23,957,006

		71,862,869

Environmental Services — 0.8%
396,408	Waste Connections, Inc.*	15,241,888

Financial Services — 3.3%
709,697	Accredited Home Lenders Holding Co.*(a)	36,861,662
855,607	Apollo Investment Corp.	16,290,757
495,882	Financial Federal Corp.	13,869,820

		67,022,239

Food & Beverage — 1.0%
250,872	Corn Products International, Inc.	6,693,265
245,716	Delta & Pine Land Co.	6,958,677
128,759	Lance, Inc.	3,067,040

Shares	Description	Value
Common Stocks — (continued)
Food & Beverage — (continued)
98,328	Sanderson Farms, Inc.(a)	$3,010,803

		19,729,785

Forest — 1.5%
1,896,048	Caraustar Industries, Inc.*(b)	16,704,183
198,254	Universal Forest Products, Inc.	13,031,235

		29,735,418

Gas Utilities — 1.7%
50,114	Cascade Natural Gas Corp.	1,052,394
437,986	Northwest Natural Gas Co.	15,276,952
60,184	Piedmont Natural Gas Co., Inc.(a)	1,463,073
240,147	SEMCO Energy, Inc.*	1,332,816
310,846	South Jersey Industries, Inc.	8,349,323
259,458	Southwest Gas Corp.	7,552,822

		35,027,380

Health Care REITs — 0.9%
203,079	Cogdell Spencer, Inc.	3,771,177
854,297	Omega Healthcare Investors, Inc.	10,533,482
331,525	Windrose Medical Properties Trust	4,641,350

		18,946,009

Home Products — 2.8%
623,858	Elizabeth Arden, Inc.*	12,726,703
627,698	Helen of Troy Ltd.*(a)	12,045,525
1,870,373	Playtex Products, Inc.*	21,509,290
906,344	Prestige Brands Holdings, Inc.*	9,770,388

		56,051,906

Hotel REITs — 0.6%
289,128	LaSalle Hotel Properties	12,007,486

Industrial Components — 3.7%
142,915	Actuant Corp.	8,436,272
115,026	Applied Industrial Technologies, Inc.	4,434,252
828,745	Comfort Systems USA, Inc.	10,773,685
94,879	Laserscope*(a)	2,011,435
509,221	Modtech Holdings, Inc.*	4,781,585
350,284	RBC Bearings, Inc.*	8,767,609
2,094,250	Wabash National Corp.(a)(b)	35,183,400

		74,388,238

Industrial Services — 2.5%
377,174	Infrasource Services, Inc.*	6,940,002
158,069	ITT Educational Services, Inc.*	10,274,485
216,523	LECG Corp.*	3,789,152

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Industrial Services — (continued)
135,128	Resources Connection, Inc.*	$3,445,764
523,610	West Corp.*	25,405,557

		49,854,960

Information Services — 0.8%
654,403	BearingPoint, Inc.*	5,254,856
221,874	eFunds Corp.*	5,009,915
1,028,943	Lionbridge Technologies, Inc.*	6,791,024

		17,055,795

Leisure & Entertainment — 1.6%
280,854	Aztar Corp.*	14,565,088
167,903	Isle of Capri Casinos, Inc.*	4,744,939
923,867	K2, Inc.*	10,190,253
308,843	Leapfrog Enterprises, Inc.*(a)	3,165,641

		32,665,921

Life Insurance — 0.9%
569,852	American Equity Investment Life Holding Co.(a)	7,436,568
204,407	StanCorp Financial Group, Inc.	9,979,150

		17,415,718

Machinery — 0.6%
128,700	MTS Systems Corp.	5,373,225
129,253	Tennant Co.	6,417,411

		11,790,636

Media — 0.3%
214,963	ADVO, Inc.	5,733,063

Medical Products — 2.1%
777,394	Cardiac Science Corp.*	6,833,293
1,957,129	Encore Medical Corp.*(a)	9,746,502
296,945	PerkinElmer, Inc.	6,194,273
365,265	PSS World Medical, Inc.*	6,487,106
720,569	Symmetry Medical, Inc.*	13,424,201

		42,685,375

Medical Providers — 0.8%
344,596	Amedisys, Inc.*(a)	12,319,307
1,338,293	Radiologix, Inc.*(b)	3,198,520

		15,517,827

Medical Services — 0.8%
706,498	CapitalSource, Inc.(a)	16,567,378

Metals — 3.0%
894,513	Commercial Metals Co.	22,013,965
539,337	Mueller Industries, Inc.	17,609,353

Shares	Description	Value
Common Stocks — (continued)
Metals — (continued)
439,662	Oregon Steel Mills, Inc.*	$20,633,338

		60,256,656

Mortgage — 0.7%
229,869	Annaly Mortgage Management, Inc.	2,988,297
1,630,734	MFA Mortgage Investments, Inc.	11,056,377

		14,044,674

Motor Vehicle — 1.7%
577,553	Commercial Vehicle Group, Inc.*	11,862,939
390,310	LoJack Corp.*	6,888,971
672,611	Tenneco Automotive, Inc.*	16,035,046

		34,786,956

Office Industrial REITs — 3.0%
731,426	Brandywine Realty Trust	21,225,982
178,842	Columbia Equity Trust, Inc.	2,714,822
290,996	Glenborough Realty Trust, Inc.	5,793,730
637,667	Lexington Corporate Properties Trust(a)	12,970,147
430,178	Parkway Properties, Inc.	16,927,504

		59,632,185

Oil Services — 1.9%
101,653	Hydril Co.*	7,612,793
487,867	Oil States International, Inc.*	16,948,500
232,079	W-H Energy Services, Inc.*	13,075,331

		37,636,624

Other REITs — 3.6%
371,892	BioMed Realty Trust, Inc.	10,662,144
648,892	Commercial Net Lease Realty	12,523,616
230,520	Digital Realty Trust, Inc.	5,786,052
233,201	Entertainment Properties Trust	9,572,901
592,772	RAIT Investment Trust	14,937,854
1,019,257	Spirit Finance Corp.	11,874,344
467,416	U-Store-It Trust	7,502,027

		72,858,938

Property Insurance — 3.3%
222,450	Aspen Insurance Holdings Ltd.	4,820,491
258,575	Donegal Group, Inc.	4,569,014
280,279	National Atlantic Holdings Corp.*	2,900,888
182,705	Navigators Group, Inc.*	7,531,100
147,633	NYMAGIC, Inc.	4,687,348
309,619	ProAssurance Corp.*	14,617,113
626,239	ProCentury Corp.	8,022,122

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Property Insurance — (continued)
447,857	Republic Companies Group, Inc.	$6,762,641
284,657	RLI Corp.	13,464,276

		67,374,993

Restaurants — 1.3%
51,049	Applebee’s International, Inc.	1,032,211
131,368	California Pizza Kitchen, Inc.*	3,810,985
555,702	CEC Entertainment, Inc.*	18,538,219
73,164	Ruby Tuesday, Inc.	2,034,691

		25,416,106

Retail Apparel — 4.8%
816,734	Aaron Rents, Inc.(a)	22,051,818
736,019	Big Lots, Inc.*	11,938,228
830,156	Charming Shoppes, Inc.*(a)	9,247,938
110,219	Christopher & Banks Corp.	2,969,300
393,968	Dress Barn, Inc.*(a)	9,214,911
483,616	Fossil, Inc.*(a)	8,816,320
331,349	Gymboree Corp.*	11,726,441
253,558	K-Swiss, Inc.	6,688,860
78,984	Kellwood Co.	2,463,511
73,318	Sharper Image Corp.*(a)	994,192
374,856	Tuesday Morning Corp.(a)	6,023,936
173,037	Zale Corp.*	4,062,909

		96,198,364

Retail REITs — 0.6%
341,200	Acadia Realty Trust	7,298,268
187,224	Agree Realty Corp.	5,775,860

		13,074,128

Security/Asset Management — 0.7%
91,155	Affiliated Managers Group, Inc.*(a)	8,222,181
471,930	Technology Investment Capital Corp.	6,635,336

		14,857,517

Semiconductor Capital Equipment — 1.3%
900,199	Brooks Automation, Inc.*	10,874,404
908,328	Entegris, Inc.*	8,792,615
157,291	FormFactor, Inc.*	6,093,453

		25,760,472

Semiconductors — 2.5%
687,750	Aeroflex, Inc.*	8,053,552
326,994	ATMI, Inc.*	8,567,243
1,208,904	Integrated Device Technology, Inc.*	17,335,683
587,070	Tessera Technologies, Inc.*	16,578,857

		50,535,335

Shares	Description	Value
Common Stocks — (continued)
Telecom Equipment — 1.9%
621,785	Anixter International, Inc.	$30,299,583
138,128	Belden CDT, Inc.	4,396,614
382,453	Ditech Networks, Inc.*	3,457,375

		38,153,572

Telephone — 1.0%
651,306	Alaska Communications Systems Group, Inc.	8,089,221
476,905	RCN Corp.*(a)	12,528,294

		20,617,515

Thrifts — 1.9%
505,705	BankUnited Financial Corp.	15,686,969
505,264	Fidelity Bankshares, Inc.	16,375,606
298,659	Irwin Financial Corp.	6,152,376

		38,214,951

Truck Freight — 1.0%
162,864	Forward Air Corp.	6,094,371
504,164	Heartland Express, Inc.	8,500,205
212,634	SCS Transportation, Inc.*	5,203,154

		19,797,730

Wireless — 1.3%
863,868	Andrew Corp.*	8,742,344
2,066,095	Dobson Communications Corp.*	17,747,756

		26,490,100

TOTAL COMMON STOCKS		$1,972,655,512

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.8%
Joint Repurchase Agreement Account II
$55,600,000	5.04%	06/01/2006	$55,600,000
Maturity Value: $55,607,784

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,028,255,512

Shares	Description	Value
Securities Lending Collateral — 6.5%
131,297,179	Boston Global Investment Trust — Enhanced Portfolio	$131,297,179

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

TOTAL INVESTMENTS — 107.1%	$2,159,552,691

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%	(142,789,870)

NET ASSETS — 100.0%	$2,016,762,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Invesmtents.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Fund and BGA receive compensation relating to the lending of the Funds’ securities. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhance Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $55,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/01/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,799,533,014

Gross unrealized gain	410,398,697
Gross unrealized loss	(50,379,020)

Net unrealized security gain (loss)	$360,019,677

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.